Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (1,047)	$ 6,267	$ 6,437
OCI, net of tax:
Net change in net pension and postretirement costs	456	(1,449)	789
Net change in cash flow hedges	(222)	(69)	55
Net change in AFS securities	617	(10,757)	(3,164)
Net change in HTM securities	241	284	0
Other, net	3	(6)	0
Total OCI, net of tax	1,095	(11,997)	(2,320)
Total OCI	48	(5,730)	4,117
Income Tax Effect of Items Included in OCI:
Net change in net pension and postretirement costs	138	(445)	243
Net change in cash flow hedges	(69)	(21)	17
Net change in AFS securities	155	(3,277)	(971)
Net change in HTM securities	65	83	0
Total income taxes related to OCI	$ 289	$ (3,660)	$ (711)